SHARE-BASED COMPENSATION (Details) - 2010 Omnibus Incentive Plan [Member] - $ / shares	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Apr. 29, 2010
Description of Plan [Abstract]
Number of shares authorized (in shares)			1,500,000
SARs [Member]
Description of Plan [Abstract]
Exercised (in shares)	555,569	782,955
Exercised (in dollars per share)	$ 12.84	$ 12.73
Outstanding (in shares)	14,025	14,025
Exercisable (in shares)	14,025	14,025
Outstanding (in dollars per share)	$ 12.95	$ 12.95
Exercisable (in dollars per share)	$ 12.95	$ 12.95